ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	EQUITY - 100.2%
23,589	iShares MSCI Brazil ETF			$ 731,967
18,439	iShares MSCI France ETF			738,298
14,992	iShares MSCI India ETF			784,831
20,153	iShares MSCI Italy ETF			736,592
11,116	iShares MSCI Mexico ETF			727,876
15,436	iShares MSCI Netherlands ETF			737,378
32,759	iShares MSCI Poland ETF			771,802
23,856	iShares MSCI Spain ETF			746,216
15,684	iShares MSCI Taiwan ETF			739,657
21,805	iShares MSCI Turkey ETF			876,560
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,183,917)			7,591,177

		Expiration Date	Exercise Price
	WARRANT — 0.0%(a)
	BANKING - 0.0% (a)
4,410	Kiatnakin Phatra Bank PCL (Thailand) (b)(c)(d)	01/01/2025	$ 70.00	–
4,410	Kiatnakin Phatra Bank PCL (Thailand) (b)(c)(d)	01/01/2027	70.00	–
	TOTAL WARRANT (Cost $0)			–

	TOTAL INVESTMENTS - 100.2% (Cost $7,183,917)			$ 7,591,177
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(16,685)
	NET ASSETS - 100.0%			$ 7,574,492

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2024 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.